Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($)	May 31, 2022	Aug. 31, 2021
Current
Cash	$ 13,695,279	$ 15,305,996
Restricted cash	289,889	331,528
Accounts and other receivables	7,864,272	8,646,807
Government remittances	861,442	1,070,216
Publisher advance, current	2,351,435	3,197,102
Prepaid expenses and other	1,416,752	3,006,033
Promissory notes receivable	1,558,319
Assets held for sale	86,786
Total current assets	28,124,174	31,557,682
Non-Current
Publisher advance, non-current		1,337,116
Investment at FVTPL	2,629,851	2,629,851
Property and equipment	74,508	403,811
Goodwill	18,100,381	18,495,121
Intangible assets	9,439,450	12,482,244
Right-of-use assets	161,838	557,022
Total non-current assets	30,406,028	35,905,165
Total assets	58,530,202	67,462,847
Current
Accounts payable	11,982,749	10,403,665
Accrued liabilities	4,926,240	5,722,470
Players liability account	289,889	331,528
Deferred revenue	1,411,653	2,644,948
Lease obligation, current	158,501	222,583
Long-term debt, current		96,664
Promissory notes payable	806,204	821,948
Liabilities held for sale
Warrant liability	135,749	4,868,703
Convertible debt, current	2,692,514	914,427
Arbitration reserve	899,569	6,468,330
Total current liabilities	23,303,068	32,495,266
Convertible debt, non-current	5,146,723	9,037,069
Lease obligation, non-current	245,076	364,968
Non-current liabilities	5,391,799	9,402,037
Total liabilities	28,694,867	41,897,303
SHAREHOLDERS’ EQUITY (DEFICIENCY)
Share capital	123,667,989	122,741,230
Contributed surplus	20,471,035	17,819,933
Foreign currency translation reserve	(2,224,326)	(2,324,025)
Deficit	(112,079,363)	(112,814,973)
Attributable to shareholders	29,835,335	25,422,165
Non-controlling interest		143,379
Total equity	29,835,335	25,565,544
Total liabilities and equity	$ 58,530,202	$ 67,462,847